Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Summary of the related party transactions discussed in all sections above.

	Years Ended December 31,
	2015	2014	2013
	(Millions)
Product costs	$169	$186	$147
Operating and maintenance expenses - employee costs	498	413	339
Selling, general, and administrative expenses:
Employee direct costs	368	331	270
Employee allocated costs	195	171	169